Common stock options granted, forfeited or expired and exercised - Stock-Based Compensation (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Options Outstanding	37,964,390	37,964,390	10,979,634	7,340,182
Options Forfeited or expired		(90,000)	(630,778)	(912,250)
Options Exercised		(526,306)
Options Exercisable		21,052	178,040	119,214
Weighted Average Exercise Price per Share	$ 0.061	$ .061	$ .26	$ .46
Weighted Average Exercise Price per Share, Forfeited or expired		.53	.75	0.65
Weighted Average Exercise Price per Share, Exercised		.001	.001	0.001
Weighted Average Exercise Price per Share, Exercisable		$ 0.029	$ 0.003	$ 0.09
Options
Options Forfeited or expired	1,215,000
Options Exercised	6,416,316
Options Exercisable	30,333,074
Weighted Average Exercise Price per Share
Weighted Average Exercise Price per Share, Forfeited or expired	$ 0.716
Weighted Average Exercise Price per Share, Exercised	0.001
Weighted Average Exercise Price per Share, Exercisable	$ 0.048
Aggregate Intrinsic Vaalue
Options Exercised	129,908
Options Exercisable	567,236